Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Breakdown of Provisions
a)	The breakdown of provisions as of December 31, 2017 and 2016 is as follows:

	Balance as of
	12-31-2017		12-31-2016
Provisions	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	3,497,786	-	4,694,579	-
Decommissioning or restoration (*)	-	63,992,567	-	57,325,915
Other provisions	1,798,849	-	1,798,849	-
Total	5,296,635	63,992,567	6,493,428	57,325,915

(*) See Note 3.a.

Summary of Changes in Provisions
b)	Changes in provisions for the years ended December 31, 2017, and 2016 are as follows:

Changes in Provisions	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2017	4,694,579	57,325,915	1,798,849	63,819,343
Changes in Provisions
Increase (decrease) in existing provisions	309,749	4,340,858	-	4,650,607
Provisions used	(495,166)	-	-	(495,166)
Reversal of Not Used Provision (*)	(1,016,300)	-	-	(1,016,300)
Increase for adjustment to value of money over time	-	2,325,794	-	2,325,794
Foreign currency translation	4,924	-	-	4,924
Total changes in provisions	(1,196,793)	6,666,652	-	5,469,859
Closing Balance as of December 31, 2017	3,497,786	63,992,567	1,798,849	69,289,202

Changes in Provisions	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2016	9,798,765	50,702,975	5,818,849	66,320,589
Changes in Provisions
Increase (decrease) in existing provisions	908,447	4,091,238	-	4,999,685
Provisions used	(4,948,437)	-	(4,020,000)	(8,968,437)
Reversal of Not Used Provision (*)	(1,074,333)	-	-	(1,074,333)
Increase for adjustment to value of money over time	-	2,531,702	-	2,531,702
Foreign currency translation	10,137	-	-	10,137
Total changes in provisions	(5,104,186)	6,622,940	(4,020,000)	(2,501,246)
Closing Balance as of December 31, 2016	4,694,579	57,325,915	1,798,849	63,819,343

(*) Corresponds to reversals of provisions for Litigation